21. LEASING TRANSACTIONS (Details 2) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Leasing Transactions
January 1, 2019	[1]	R$ 342
Addition		32
Disposals (contracts terminated)		(13)
Accrued interest	[2]	36
Payment of principal portion of lease liability		(96)
Payment of interest		(5)
Remeasurement	[3]	(8)
Balances at December 31, 2019		288	342	[1]
Current liabilities		85
Non-current liabilities		R$ 203

[1]	The Company's incremental borrowing rate applied to the lease liability recognized in the statement of financial position on the date of the initial application varied between 7.96% p.a. and 10.64% p.a., depending on the leasing contract period, and 13.17% p.a., respectively, for contracts with maturities of up to two years, two to five years and longer than five years. The rates applied to the contracts entered into during 2019 were 6.87% p.a., 7.33% p.a. and 8.08% p.a., for contracts with maturities, respectively, of up to three years, three to four years, and over four years. To determine the incremental borrowing rate, the Company used as a reference quotations obtained from financial institutions, these being a function of the Company's credit risk, and market conditions on the date of contracting.
[2]	Financial expenses recognized in the income statement are net of PIS/Pasep and Cofins taxes credits on lease payments in the amounts of R$2.
[3]	The Company identified events that give rise to modifications of their principal contracts. When occurred, the lease liabilities adjustments are recognized in counterpart of the right-of-use assets.